Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted	$ (0.19)	$ (0.22)	$ (0.48)	$ (0.51)	$ (6.57)	$ (6.59)
Basic and diluted	162,004,172	67,357,878	116,059,520	66,666,508	12,104,523	11,780,078